LOANS AND BORROWINGS - Long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Long-term borrowings
Unsecured long-term loans and borrowings	¥ 7,500
Secured long-term loans and borrowings	2,873,077	¥ 1,898,377
Long-term borrowings	¥ 2,880,577	¥ 1,898,377